Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 24, 2023	Feb. 25, 2022
ASSETS
Cash and cash equivalents	$ 90.4	$ 200.9
Accounts receivable, net of allowance of $6.5 and $8.0	373.3	340.4
Inventories	319.7	326.2
Prepaid expenses	28.9	24.0
Assets held for sale	29.0	0.0
Income taxes receivable	5.3	41.7
Other current assets	37.4	26.0
Total current assets	884.0	959.2
Property, plant and equipment, net of accumulated depreciation of $1,088.6 and $1,089.0	376.5	392.8
Company-owned life insurance ("COLI")	157.3	168.0
Deferred income taxes	117.3	121.2
Goodwill	276.8	242.8
Other intangible assets, net of accumulated amortization of $97.6 and $86.4	111.2	85.5
Investments in unconsolidated affiliates	51.1	53.1
Right-of-use operating lease assets	198.3	209.8
Other assets	30.3	28.6
Total assets	2,202.8	2,261.0
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	203.5	243.6
Short-term borrowings and current portion of long-term debt	35.7	5.1
Current operating lease obligations	44.7	44.2
Accrued expenses:
Employee compensation	120.0	75.6
Liability, Defined Benefit Plan, Current	31.2	25.4
Accrued promotions	26.7	32.9
Customer deposits	50.8	53.4
Other Accrued Liabilities, Current	90.7	87.0
Total current liabilities	603.3	567.2
Long-term liabilities:
Long-term debt less current maturities	445.5	477.4
Employee benefit plan obligations	103.0	126.7
Long-term operating lease obligations	169.9	182.2
Other long-term liabilities	54.9	55.3
Total long-term liabilities	773.3	841.6
Total liabilities	1,376.6	1,408.8
Shareholders' equity:
Additional paid-in capital	19.4	1.5
Accumulated other comprehensive income (loss)	(72.5)	(50.6)
Retained earnings	879.3	901.3
Total shareholders’ equity	826.2	852.2
Total liabilities and shareholders’ equity	2,202.8	2,261.0
Preferred Stock [Member]
Shareholders' equity:
Preferred stock-no par value; 50,000,000 shares authorized, none issued and outstanding	0.0	0.0
Class A common stock-no par value; 475,000,000 shares authorized, 92,574,308 and 87,186,800 issued and outstanding
Shareholders' equity:
Common stock	0.0	0.0
Class B common stock-no par value, convertible into Class A common stock on a one-for-one basis; 475,000,000 shares authorized, 20,414,413 and 24,922,494 issued and outstanding
Shareholders' equity:
Common stock	$ 0.0	$ 0.0